Derivative Financial Instruments (Tables)	12 Months Ended
Sep. 30, 2014
Derivative Financial Instruments
Notional principle, fixed rates and related expiration dates of outstanding interest rate swap agreements

September 30, 2014
Notional Amount (in millions)	Fixed Rate	Expiration Date
$300.0	1.63%	June 2018
250.0	0.95%	September 2015
200.0	0.68%	December 2014

September 30, 2013
Notional Amount (in millions)	Fixed Rate	Expiration Date
$250.0	0.95%	September 2015
200.0	0.68%	December 2014
150.0	0.55%	December 2013

Fair values of outstanding derivative instruments

       The fair values of our outstanding derivative instruments were as follows (in millions):

		Fair Value of Derivative Instruments as of
	Balance Sheet Location	Sep 30, 2014	Sep 30, 2013
Derivative assets
Derivatives designated as hedging instruments:
Foreign currency options	Prepaid expenses and other current assets	$—	$0.1
Interest rate swap agreements	Other non-current asset	1.7	—
Derivatives not designated as hedging instruments:
Foreign currency forward contracts	Prepaid expenses and other current assets	3.1	1.6

Total		$4.8	$1.7

Derivative liabilities
Derivatives designated as hedging instruments:
Interest rate swap agreements	Accrued expenses and other current liabilities	$4.8	$2.6
Interest rate swap agreements	Other long-term liabilities	—	1.1
Derivatives not designated as hedging instruments:
Foreign currency forward contracts	Accrued expenses and other current liabilities	3.7	1.5

Total		$8.5	$5.2

Summary of effect of derivative instruments in cash flow hedging relationships on income and other comprehensive income

        The effect of derivative instruments in cash flow hedging relationships on income and other comprehensive income is summarized below (in millions):

	Increase in Losses Recognized in Accumulated Other Comprehensive Loss on Derivatives Before Tax Effect (Effective Portion) Year Ended September 30,
	2014	2013	2012
Derivatives in cash flow hedging relationship:
Interest rate swap agreements	$(2.4)	$(0.5)	$(8.4)

		Losses Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion) Year Ended September 30,
	Location	2014	2013	2012
Derivatives in cash flow hedging relationship:
Interest rate swap agreements	Interest expense	$(2.9)	$(3.1)	$(2.2)
Foreign currency options	Cost of revenue	(0.1)	—	—

		Losses Recognized in Income on Derivatives (Amount Excluded from Effectiveness Testing and Ineffective Portion)(1) Year Ended September 30,
	Location	2014	2013	2012
Derivatives in cash flow hedging relationship:
Foreign currency options	Cost of revenue	$—	$(0.1)	$(0.1)

(1)	Losses related to the ineffective portion of the hedges were not material in all periods presented.

Summary of effect of derivative instruments not designated as hedging instruments on income

        The effect of derivative instruments not designated as hedging instruments on income is summarized below (in millions):

		Gains / (Losses) Recognized in Income on Derivatives (Amount Excluded from Effectiveness Testing and Ineffective Portion)(1) Year Ended September 30,
	Location	2014	2013	2012
Derivatives not designated as hedging instruments:
Foreign currency forward contracts	General and administrative expenses	$(0.1)	$(4.7)	$4.2
Foreign currency forward contracts	Cost of revenue	—	—	0.1
Option contracts	Cost of revenue	—	(0.3)	(0.1)

		$(0.1)	$(5.0)	$4.2

(1)	Losses related to the ineffective portion of the hedges were not material in all periods presented.